Leases - Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases [Abstract]
Operating lease, 2026	$ 526,244
Finance lease, 2026	45,686
Operating lease, 2027	476,992
Finance lease, 2027	45,686
Operating lease, 2028	28,873
Finance lease, 2028	42,206
Operating lease, 2029
Finance lease, 2029	30,349
Operating lease, Total lease payments	1,032,109
Finance lease, Total lease payments	163,927
Operating lease, Less: imputed interest	(42,354)
Finance lease, Less: imputed interest	(17,275)
Operating lease, Total lease liabilities	989,755	$ 1,106,365
Finance lease, Total lease liabilities	$ 146,652	$ 164,111